Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Basis Of Presentation	a. Basis of presentation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").
Use Of Estimates

b.         Use of estimates:

The preparation of the financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. To the extent there are material differences between the Company's estimates and the actual results, the Company's future consolidated results of operation may be affected.

Financial Statements In U.S. Dollars

c.         Financial statements in U.S. dollars:

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency. Accordingly, amounts in currencies other than U.S dollars have been re-measured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Consolidated statement s of operations items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of Income (Loss) in financial income, net.

The financial statements of the Company's Brazilian subsidiaries whose functional currency is not the dollar, have been re-measured and translated into dollars.  All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates.  All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity.

Principles Of Consolidation

d.         Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries ("the Group"). Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash Equivalents	e. Cash equivalents: Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Short-Term Bank Deposits

f.          Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are in EURO and U.S. dollars and bear interest at an average rate of 0.3% and 0% as of December 31, 2013 and 2014, respectively. The short-term bank deposits are presented at their cost, including accrued interest.

As of December 31, 2014, the short-term bank deposits in the amount of up to $ 407  are restricted for a period of up to 6 months against bank guarantees provided to customers (see also note 13c.)

Investments in marketable securities

g.         Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC topic 320, "Debt and Equity Securities", ("ASC 320").

Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity and in "total of comprehensive income (loss)" in consolidated statements of comprehensive income (loss). Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income (expenses), net".

The Company periodically reviews its investments in marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. The Company accounts for investments in marketable securities in accordance with, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings.

During 2012 no other-than-temporary impairments was recorded. During 2013 and 2014 the Company recorded other-than-temporary impairment in the amount of $ 2,108 and $ 3,471, respectively. For more information, see note 3.

Inventories

h.         Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, where revenues in the related arrangements were not recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

Property And Equipment

i.          Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 - 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

In 2012, the Company began an implementation of new Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to of FASB ASC 350-40, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. As of December 31, 2013 and 2014 the Company capitalized an accumulated total of $ 8,224 and $ 9,964, respectively.  Amortization in 2013 and 2014 were approximately $ 394 and $ 990, respectively, and started on July 1, 2013 when the ERP was ready for intended use.

Impairment Of Long-Lived Assets

j.          Impairment of long-lived assets:

The Company's and its subsidiaries' long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2012, no impairment losses have been recognized. During 2013 and 2014 the Company recognized impairment in the amount of $ 2,559 and $ 2,367, respectively.

Income Taxes

k.         Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC topic 740, "Income Taxes", ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. For more information see note 15f.

The Company adopted ASC topic 740-10, "Income Taxes", ("ASC 740-10"). ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes. For more information see note 15j.

Goodwill And Other Intangible Assets

l.          Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and Other", ("ASC 350") according to which goodwill is not amortized.

According to ASC 350, goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present, (as of December 31, 2014 the Company's management was in the opinion that the Company operates as one reporting unit). If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 2 to 7 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate.  If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. For the years ended December 31, 2012 and 2013, no impairment losses have been recognized. During 2014, the Company identified indicators of goodwill impairment and accordingly performed the two-step impairment which resulted in recording an impairment charge of its goodwill (see note 8).

Revenue Recognition

m.        Revenue recognition:

The Company and its subsidiaries generate revenues from selling products to end users, distributors, system integrators and original equipment manufacturers ("OEM").

Revenues from product sales are recognized in accordance with ASC topic 605-10, "Revenue recognition" and with ASC 605-25 "Multiple-Element Arrangements", ("ASC 605"), when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

When required, the Company complies with ASU 605-25, "Multiple-Deliverable Revenue Arrangements". This standard changes the requirements for establishing separate units of accounting in a multiple element arrangement by elimination of the residual method and requires the allocation of arrangement consideration to each deliverable to be based on using the relative selling price method. Pursuant to the guidance of ASU 605-25, when a sales arrangement contains multiple elements, such as equipment and services, the Company allocates revenues to each element based on a selling price hierarchy.

The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables based on the aforementioned selling price hierarchy.

The Company considers the sale of equipment and its installation to be two separate units of accounting in the arrangement in which the installation is not essential to the functionality of the equipment, the equipment has value to the customer on a standalone basis and whenever the arrangement does not include a general right of return relative to the delivered item or delivery or performance of the undelivered item is considered probable and substantially in the control of the Company. In such arrangement, revenues from the sale of equipment are recognized upon delivery, if all other revenue recognition criteria are met and the installation revenues are deferred to the period in which such installation occurs (but not less than the amount contingent upon completion of installation, if any) using relative selling prices of each of the deliverables based on the aforementioned selling price hierarchy.

The Company determines the selling price in its multiple-element arrangements by reviewing historical transactions, and considering internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with management, taking into consideration the pricing model and strategy.

When sale arrangements include a customer acceptance provision, revenue is recognized when the Company has demonstrated that the criteria specified in the acceptance provision have been satisfied or as the acceptance provision has lapsed and deemed to be attained.

To assess the probability of collection for revenue recognition purposes, the Company analyzes historical collection experience, current economic trends and the financial position of its customers. On the basis of these criterions, the Company concludes whether revenue recognition should be deferred and recognized on a cash basis.

When applicable, the Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC 605. These estimates are based on historical sales returns, stock rotations and other known factors. As of December 31, 2013 and 2014, the provision amounted to $ 550 and $ 1,012, respectively.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

Research and development expenses, net

n.         Research and development expenses, net:

Research and development expenses, net are charged to the statement of operations as incurred. Grants received from the Government of Israel through the Office of the Chief Scientist are recognized at the time the Company is entitled to such grants, on the basis of the research and development costs incurred. Such grants are included as a deduction of research and development costs. In 2013 the Company received a new approval for a grant in the amount of up to $ 660. In 2014 the Company received 3 additional approvals for grants in the total amount of up to approximately $ 1,760. The grants require the Company to comply with the requirements of the Israeli Research and Development Law. The Company recorded income from OCS grants for the years ended December 31, 2012, 2013 and 2014 in the amount of $ 0, $ 599 and $ 1,092, respectively.

Warranty Costs

o.         Warranty costs:

The Company generally offers a standard limited warranty, including parts and labor for an average period of 1-3 years for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. The Company recorded income from decrease of warranty provision for the years ended December 31, 2012, 2013 and 2014 in the amount of $ 1,753, $ 1,816 and $ 133, respectively. As of December 31, 2013 and 2014, the warranty provision was $ 2,984 and $ 2,851, respectively.

Derivative Instruments

p.         Derivative instruments:

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the financial statements at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at Level 2 (see also note 2w). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss), net of taxes and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The non-effective portion of the derivative's change in fair value is recognized in earnings.

For derivative instruments that are designated as fair value hedges to hedge foreign currency risks for our exposure denominated in currencies other than the U.S. dollar. Gains and losses on these forward contracts are recognized in earnings.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS with forward exchange contracts. These forward exchange contracts are designated as cash flow hedges, as defined by ASC 815 and Derivative Implementation Group No. G20, "Cash Flow Hedges: Assessing and Measuring the Effectiveness of a Purchased option Used in a Cash Flow Hedge" ("DIG 20") and are all effective.

Concentrations Of Credit Risk

q.         Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and trade payables.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar instruments with major banks worldwide. Such cash and cash equivalents and deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash and cash equivalents and deposits may be redeemed upon demand and, therefore, bear minimal risk. Management believes that the financial institutions that hold the Company's and its subsidiaries' investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's marketable securities consist of securities issued by debentures of Argentinean and Venezuelan government. As of December 31, 2013 and 2014, the company's entire marketable securities portfolio was invested in debt securities of governmental institutions. The Company's investment policy limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to customers mainly in the Europe, Latin America and Asia. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

Allowance For Doubtful Debt

r.           Allowance for doubtful debt:

An allowance for doubtful accounts is determined with respect to specific receivables, of which the collection may be doubtful. The Company charges off receivables when they are deemed uncollectible.

Allowance for doubtful accounts amounted to $ 6,519 and $ 8,404 as of December 31, 2013 and 2014, respectively.

Total expenses for doubtful debt during 2012, 2013 and 2014 amounted to $ 1,727, $ 1,255 and $ 2,286, respectively. Total write offs were immaterial in 2012, 2013 and 2014.

Transfers Of Financial Assets

s.          Transfers of financial assets:

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to three financial institutions.

As of December 31, 2013 and 2014, the Company sold trade receivables to several different financial institutions in a total amount of $ 19,730 and $ 13,061, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

Severance Pay

t.          Severance pay:

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies, and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years ended December 31, 2012, 2013 and 2014, amounted to approximately $ 1,489, $ 2,588 and $ 1,964, respectively.

Pension Accrual

u.         Pension accrual:

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to note 12.

Accounting For Stock-Based Compensation

v.         Accounting for stock-based compensation:

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2012, 2013 and 2014:

	December 31,
	2012	2013	2014

Dividend yield	0%	0%	0%
Volatility	40%-64%	41%-56%	49%-65%
Risk free interest	0.1%-2.30%	0.1%-2.80%	0.1%-2.40%
Early exercise multiple	1.55-1.85	1.60-1.90	2.20-2.80

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options; volatility of price of the Company's shares based upon actual historical stock price movements. The Early exercise factor is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Fair Value Of Financial Instruments

w.         Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -     Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -    Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -     Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3 (see also note 18).

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The marketable securities fair value, based on quoted market prices, classified within Level 1 (see also note 3).

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Restructuring Costs

x.         Restructuring costs:

The Company accounts for restructuring activities in accordance to ASC topic 420, "Exit or Disposal Cost Obligations" and ASC 712 "Compensation-Nonretirement Postemployment Benefits" ("ASC 712"), which requires that a liability for a cost associated with an exit or disposal activity be recognized and measured, initially at fair value, only when the liability is incurred and for contractual postemployment benefits under ASC 712 when it is probable that the employees will be entitled to the benefits, the amount is estimable. For more information regarding impairment of long lived assets related to the restructuring plan, see note 2j.

Comprehensive Income

y.         Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.

The components of AOCI, net of tax, were as follows:

	Unrealized Gains (Losses) on Available- for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2014	$475	$314	$(2,358)	$(1,569)

Other comprehensive income (loss) before reclassifications	260	(709)	(1,853)	(2,302)
Amounts reclassified from AOCI	(735)	495	-	(240)
Other comprehensive income (loss)	(475)	(214)	(1,853)	(2,542)

Balance as of December 31, 2014	$-	$100	$(4,211)	$(4,111)

The effects on net income of amounts reclassified from AOCI for the year ended December 31, 2014 were as follows

AOCI Components	Location	Gains (Losses) Reclassified from AOCI to the Consolidated Statement of Income

Unrealized losses on Available-for-Sale Investments	Financial expenses	$(735)
Unrealized gains on Cash Flow Hedges	Operating expenses	495

Total amount reclassified, net of tax		$(240)

Treasury Shares

z.         Treasury shares:

The Company repurchased its ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

Basic And Diluted Net Earnings Per Share

aa.       Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 5,743,458, 5,996,622 and 6,895,891 for the years ended December 31, 2012, 2013 and 2014, respectively.

Impact Of Recently Issued Accounting Standards

ab.       Impact of recently issued Accounting Standards:

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” (ASU 2014-09), which creates a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting standard is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of adopting this guidance.

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity s Ability to Continue as a Going Concern, which defines management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.